PIMCO Funds

Supplement Dated February 10, 2014 to the Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) (each dated July 31, 2013), each as supplemented from time to time

Disclosure Related to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and the PIMCO Small Cap StocksPLUS® AR Strategy Fund

Effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class A shares of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PTSOX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class C shares of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PTSKX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class D shares of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PTSLX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class A shares of the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PCFAX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class C shares of the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PCFEX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class D shares of the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PCFDX

In addition, effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class A shares of the PIMCO Small Cap StocksPLUS® AR Strategy Fund are deleted and replaced with the following:

PCKAX

Investors Should Retain This Supplement for Future Reference

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